Leases - Narrative (Details) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Jan. 31, 2026 rig	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($) rig	Dec. 31, 2025 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease, weighted average remaining lease term		2 years 6 months		2 years 6 months
Operating lease, weighted-average discount rate, percent		8.16%		8.16%
Revenues		$ 232.3	$ 267.7	$ 479.3	$ 484.3
Number of jack up rigs acquired | rig	2
Number of rigs suspended on bareboat charter | rig					2
Depreciation of jack-up rigs leased		829.3		829.3		$ 687.8
Accumulated depreciation of jack-up rigs leased		175.2		175.2		$ 158.5
Bareboat charter revenue
Lessee, Lease, Description [Line Items]
Revenues		32.9	20.3	59.5	$ 27.9
Bareboat charter revenue | Nonrelated party
Lessee, Lease, Description [Line Items]
Revenues		$ 32.9	$ 20.3	$ 59.5	$ 27.9